15. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Fincera’s operations include the leasing of commercial property at the Kaiyuan Finance Center. The leases thereon expire at various dates through 2022. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2017:

Year Ending December 31,	Future Minimum Rentals
RMB
2018	61,420
2019	44,184
2020	24,521
2021	5,240
2022	2,769
Total	138,134

There are no contingent rentals as of December 31, 2017.